                   FIRST METLIFE INVESTORS INSURANCE COMPANY

              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
                          PROSPECTUS DATED MAY 1, 2002
                   (RUSSELL-SELECT/CUSTOM-SELECT/FIRST COVA)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the First Cova Russell-Select, the First Cova Custom-Select and the First Cova Variable Annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:


FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)


 Mortality and Expense Risk Premium*........... 1.25%
 Administrative Expense Charge.................  .15%
                                                ----

 TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES........ 1.40%

 * For account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A), we are waiving an amount of the Mortality and Expense Risk Premium equal to the investment portfolio expenses that are in excess of 0.83% for First Cova VA contracts and 0.58% for First Cova Custom-Select contracts.



THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including   0.36%     1.06%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                        DISTRIBUTION
                                                           AND/OR
                                           MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                           FEE      (12B-1) FEES   EXPENSES
----------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund       0.71%          --         0.30%




                                            ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                           FUND FEES     ANNUAL        AND/OR       ANNUAL
                                              AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                        EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------- ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund      0.01%       1.02%         0.01%         1.01%


                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1
 Templeton Foreign VIP Fund                    0.75%          --         0.03%

MET INVESTORS SERIES TRUST -- CLASS A
 Clarion Global Real Estate Portfolio          0.60%          --         0.04%

 ClearBridge Aggressive Growth Portfolio      0.55%          --          0.02%

 Invesco Mid Cap Value Portfolio               0.64%          --         0.04%

 Met/Aberdeen Emerging Markets Equity         0.88%          --          0.14%
  Portfolio

 MFS(R) Research International Portfolio       0.69%          --         0.07%

 Morgan Stanley Mid Cap Growth                0.65%          --          0.03%
  Portfolio

 PIMCO Total Return Portfolio                  0.48%          --         0.04%

 T. Rowe Price Large Cap Value Portfolio      0.57%          --          0.02%

 METROPOLITAN SERIES FUND
 BlackRock Bond Income                        0.32%          --          0.04%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond               0.34%          --         0.03%
  Portfolio -- Class A

 Jennison Growth Portfolio -- Class A         0.60%          --          0.02%

 Met/Wellington Core Equity                    0.70%          --         0.02%
  Opportunities Portfolio -- Class A

 Met/Wellington Core Equity                   0.70%         0.25%        0.02%
  Opportunities Portfolio -- Class B

 MFS(R) Value Portfolio -- Class B             0.70%         0.25%       0.02%

 Neuberger Berman Genesis                     0.81%          --          0.03%
  Portfolio -- Class A

 T. Rowe Price Large Cap Growth                0.60%          --         0.02%
  Portfolio -- Class A

 Western Asset Management Strategic           0.59%          --          0.04%
  Bond Opportunities
  Portfolio -- Class A

 PUTNAM VARIABLE TRUST
 Putnam VT Equity Income                      0.47%         0.25%        0.11%
  Fund -- Class IB

 Putnam VT Multi-Cap Growth                    0.55%          --         0.11%
  Fund -- Class IA

RUSSELL INVESTMENT FUNDS
 Aggressive Equity Fund                        0.90%          --         0.16%

 Core Bond Fund                               0.55%          --          0.12%

 Global Real Estate Securities Fund            0.80%          --         0.13%

 Multi-Style Equity Fund                      0.73%          --          0.11%

 Non-U.S. Fund                                 0.90%          --         0.16%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR        ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------ ----------- ----------- --------------- -----------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1
 Templeton Foreign VIP Fund                     --        0.78%           --          0.78%

MET INVESTORS SERIES TRUST -- CLASS A
 Clarion Global Real Estate Portfolio           --        0.64%           --          0.64%

 ClearBridge Aggressive Growth Portfolio       --        0.57%         0.00%         0.57%

 Invesco Mid Cap Value Portfolio              0.08%       0.76%         0.02%         0.74%

 Met/Aberdeen Emerging Markets Equity          --        1.02%         0.05%         0.97%
  Portfolio

 MFS(R) Research International Portfolio        --        0.76%         0.06%         0.70%

 Morgan Stanley Mid Cap Growth                 --        0.68%         0.01%         0.67%
  Portfolio

 PIMCO Total Return Portfolio                   --        0.52%         0.04%         0.48%

 T. Rowe Price Large Cap Value Portfolio       --        0.59%           --          0.59%

 METROPOLITAN SERIES FUND
 BlackRock Bond Income                         --        0.36%         0.00%         0.36%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond                --        0.37%         0.02%         0.35%
  Portfolio -- Class A

 Jennison Growth Portfolio -- Class A          --        0.62%         0.08%         0.54%

 Met/Wellington Core Equity                     --        0.72%         0.12%         0.60%
  Opportunities Portfolio -- Class A

 Met/Wellington Core Equity                    --        0.97%         0.12%         0.85%
  Opportunities Portfolio -- Class B

 MFS(R) Value Portfolio -- Class B              --        0.97%         0.14%         0.83%

 Neuberger Berman Genesis                      --        0.84%         0.01%         0.83%
  Portfolio -- Class A

 T. Rowe Price Large Cap Growth                 --        0.62%         0.02%         0.60%
  Portfolio -- Class A

 Western Asset Management Strategic            --        0.63%         0.04%         0.59%
  Bond Opportunities
  Portfolio -- Class A

 PUTNAM VARIABLE TRUST
 Putnam VT Equity Income                       --        0.83%           --          0.83%
  Fund -- Class IB

 Putnam VT Multi-Cap Growth                     --        0.66%           --          0.66%
  Fund -- Class IA

RUSSELL INVESTMENT FUNDS
 Aggressive Equity Fund                         --        1.06%           --          1.06%

 Core Bond Fund                              0.01%       0.68%         0.02%         0.66%

 Global Real Estate Securities Fund             --        0.93%           --          0.93%

 Multi-Style Equity Fund                       --        0.84%           --          0.84%

 Non-U.S. Fund                                  --        1.06%           --          1.06%


The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.



INVESTMENT OPTIONS


The contract offers the investment portfolios which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INSURANCE COMPANY USA, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP:// WWW.SEC.GOV/.


APPENDIX B CONTAINS A SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES AND STRATEGIES.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Invesco V.I. International Growth Fund



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Templeton Foreign VIP Fund



MET INVESTORS SERIES TRUST -- CLASS A

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Invesco Mid Cap Value Portfolio

     Met/Aberdeen Emerging Markets Equity Portfolio (formerly MFS(R) Emerging
         Markets Equity Portfolio)

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class A (formerly BlackRock
         Money Market Portfolio)

     Jennison Growth Portfolio -- Class A

     Met/Wellington Core Equity Opportunities Portfolio -- Class A

     Met/Wellington Core Equity Opportunities Portfolio -- Class B

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Large Cap Growth Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A

PUTNAM VARIABLE TRUST

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Putnam VT Equity Income Fund -- Class IB

     Putnam VT Multi-Cap Growth Fund -- Class IA



RUSSELL INVESTMENT FUNDS

Russell Investment Funds is a mutual fund with multiple portfolios. Russell Investment Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Aggressive Equity Fund

     Core Bond Fund

     Global Real Estate Securities Fund

     Multi-Style Equity Fund

     Non-U.S. Fund



DOLLAR COST AVERAGING PROGRAMS


In this section of the prospectus, all references to "Money Market Portfolio" and "Money Market Fund" are replaced with "BlackRock Ultra-Short Term Bond Portfolio."


SUMMARY


DEATH BENEFIT


If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. There is no death benefit during the income phase, however, depending on the annuity options you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary (see the "Annuity Payments (The Income Phase)" section of the prospectus for more information).


OTHER INFORMATION


FIRST METLIFE INVESTORS


On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and First MetLife Investors Insurance Company will remain fully responsible for its respective contractual obligations to variable contract owners.


DISTRIBUTOR


The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


FINANCIAL STATEMENTS


The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Insurance Company USA will be sent to you without charge.


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Metropolitan Series Fund ("MSF"):
Baillie Gifford International Stock Portfolio (Class B) (closed effective December 19, 2003); Jennison Growth Portfolio (Class B) (closed effective May 1, 2005); (b) Met Investors Series Trust: MetLife Small Cap Value Portfolio (formerly Third Avenue Small Cap Value Portfolio) (Class A) (closed effective May 1, 2005); (c) MSF: BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Large Cap Growth Portfolio) (Class A) (added and closed effective May 4, 2009).


Effective as of April 28, 2003, General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc.

and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI"): Invesco V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Fund (Class A) of Met Investors Series Trust ("MIST");
(b) AllianceBernstein Variable Products Series Fund, Inc.: AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of MIST; (c) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Research Series (closed effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of MIST; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of MSF; (d) Oppenheimer Variable Account Funds (Initial Class): Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of Metropolitan Series Fund, Inc.


Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.


Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust and the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (c) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IA) was replaced with the MFS Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust.


Effective as of April 30, 2007, the Invesco V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2006) was replaced with the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust. Effective as of April 30, 2007, the following portfolios of the Met Investors Series Trust were merged: the Met/
Putnam Capital Opportunities Portfolio (Class A) merged into the Lazard Mid Cap Portfolio (Class A); and the Lord Abbett America's Value Portfolio (Class B) merged into the Lord Abbett Bond Debenture Portfolio (Class B) (approximately 35%) and the Lord Abbett Mid Cap Value Portfolio (Class B) (approximately 65%).


Effective as of April 28, 2008, the Templeton Developing Markets Securities Fund (Class I) was replaced with the MFS(R) Emerging Markets Equity Portfolio (Class A) of the Met Investors Series Trust.


Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class A and Class B) of the Met Investors Series Trust; and the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.


Effective as of May 3, 2010, the assets in the Class B shares of the following investment portfolios of the Met Investors Series Trust, which has been closed to new investment, were transferred to the Class A shares of those investment portfolios: the Lord Abbett Bond Debenture Portfolio and the Lord Abbett Mid Cap Value Portfolio.


Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IA) and the Putnam VT Growth and Income Fund (Class IB) (closed effective May 1,
2006) of the Putnam Variable Trust were replaced by the Lord

Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.


Effective as of September 27, 2010, the Putnam VT Vista Fund (Class IA) of the Putnam Variable Trust merged into the Putnam VT Multi-Cap Growth Fund (Class
IA) of the Putnam Variable Trust.


Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.


Effective as of April 29, 2013, the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust merged into the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Pioneer Fund Portfolio of the Met Investors Series Trust merged into the Met/
Wellington Core Equity Opportunities Portfolio of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Lord Abbett Bond Debenture Portfolio of the Met Investors Series Trust merged into the Western Asset Management Strategic Bond Opportunities Portfolio of the Metropolitan Series Fund.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.



            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- ------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund     Seeks long-term growth of capital.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign VIP Fund                 Seeks long-term capital growth.
 MET INVESTORS SERIES
 TRUST -- CLASS A

 Clarion Global Real Estate Portfolio       Seeks total return through investment in real
                                            estate securities, emphasizing both capital
                                            appreciation and current income.
 ClearBridge Aggressive Growth Portfolio    Seeks capital appreciation.
 Invesco Mid Cap Value Portfolio            Seeks high total return by investing in equity
                                            securities of mid-sized companies.
 Met/Aberdeen Emerging Markets Equity       Seeks capital appreciation.
 Portfolio (formerly MFS(R) Emerging
 Markets Equity Portfolio)
 MFS(R) Research International Portfolio    Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth              Seeks capital appreciation.
 Portfolio
 PIMCO Total Return Portfolio               Seeks maximum total return, consistent with
                                            the preservation of capital and prudent
                                            investment management.
 T. Rowe Price Large Cap Value Portfolio    Seeks long-term capital appreciation by
                                            investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 METROPOLITAN SERIES FUND

 BlackRock Bond Income                      Seeks a competitive total return primarily
 Portfolio -- Class A                       from investing in fixed-income securities.
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio -- Class A (formerly BlackRock   consistent with preservation of capital.
 Money Market Portfolio)
 Jennison Growth Portfolio -- Class A       Seeks long-term growth of capital.
 Met/Wellington Core Equity                 Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class A         over time and, secondarily, long-term capital
                                            appreciation and current income.
 Met/Wellington Core Equity                 Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class B         over time and, secondarily, long-term capital
                                            appreciation and current income.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund     Invesco Advisers, Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign VIP Fund                 Templeton Investment Counsel, LLC
 MET INVESTORS SERIES
 TRUST -- CLASS A

 Clarion Global Real Estate Portfolio       MetLife Advisers, LLC
                                            Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio    MetLife Advisers, LLC
                                            Subadviser: ClearBridge Investments, LLC
 Invesco Mid Cap Value Portfolio            MetLife Advisers, LLC
                                            Subadviser: Invesco Advisers, Inc.
 Met/Aberdeen Emerging Markets Equity       MetLife Advisers, LLC
 Portfolio (formerly MFS(R) Emerging        Subadviser: Aberdeen Asset Managers
 Markets Equity Portfolio)                  Limited
 MFS(R) Research International Portfolio    MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Morgan Stanley Mid Cap Growth              MetLife Advisers, LLC
 Portfolio                                  Subadviser: Morgan Stanley Investment
                                            Management Inc.
 PIMCO Total Return Portfolio               MetLife Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 T. Rowe Price Large Cap Value Portfolio    MetLife Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 METROPOLITAN SERIES FUND

 BlackRock Bond Income                      MetLife Advisers, LLC
 Portfolio -- Class A                       Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            MetLife Advisers, LLC
 Portfolio -- Class A (formerly BlackRock   Subadviser: BlackRock Advisors, LLC
 Money Market Portfolio)
 Jennison Growth Portfolio -- Class A       MetLife Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Met/Wellington Core Equity                 MetLife Advisers, LLC
 Opportunities Portfolio -- Class A         Subadviser: Wellington Management
                                            Company LLP
 Met/Wellington Core Equity                 MetLife Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Wellington Management
                                            Company LLP

           INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------ -------------------------------------------------
 MFS(R) Value Portfolio -- Class B         Seeks capital appreciation.
 Neuberger Berman Genesis                  Seeks high total return, consisting principally
 Portfolio -- Class A                      of capital appreciation.
 T. Rowe Price Large Cap Growth            Seeks long-term growth of capital.
 Portfolio -- Class A
 Western Asset Management Strategic Bond   Seeks to maximize total return consistent
 Opportunities Portfolio -- Class A        with preservation of capital.
 PUTNAM VARIABLE TRUST

 Putnam VT Equity Income                   Seeks capital growth and current income.
 Fund -- Class IB
 Putnam VT Multi-Cap Growth                Seeks long-term capital appreciation.
 Fund -- Class IA
 RUSSELL INVESTMENT FUNDS

 Aggressive Equity Fund                    Seeks to provide long term capital growth.
 Core Bond Fund                            Seeks to provide current income, and as a
                                           secondary objective, capital appreciation.
 Global Real Estate Securities Fund        Seeks to provide current income and
                                           long-term capital growth.
 Multi-Style Equity Fund                   Seeks to provide long term capital growth.
 Non-U.S. Fund                             Seeks to provide long term capital growth.



           INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 MFS(R) Value Portfolio -- Class B         MetLife Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 Neuberger Berman Genesis                  MetLife Advisers, LLC
 Portfolio -- Class A                      Subadviser: Neuberger Berman Investment
                                           Advisers LLC
 T. Rowe Price Large Cap Growth            MetLife Advisers, LLC
 Portfolio -- Class A                      Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond   MetLife Advisers, LLC
 Opportunities Portfolio -- Class A        Subadviser: Western Asset Management
                                           Company
 PUTNAM VARIABLE TRUST

 Putnam VT Equity Income                   Putnam Investment Management, LLC
 Fund -- Class IB
 Putnam VT Multi-Cap Growth                Putnam Investment Management, LLC
 Fund -- Class IA
 RUSSELL INVESTMENT FUNDS

 Aggressive Equity Fund                    Russell Investment Management Company
                                           Subadvisers: DePrince, Race & Zollo, Inc.;
                                           Monarch Partners Asset Management LLC;
                                           RBC Global Asset Management (U.S.) Inc.;
                                           Snow Capital Management L.P.;
                                           Timpani Capital Management LLC
 Core Bond Fund                            Russell Investment Management Company
                                           Subadvisers: Colchester Global Investors
                                           Limited;
                                           Logan Circle Partners, L.P.;
                                           Macro Currency Group - an investment
                                           group within Principle Global Investors LLC;
                                           Metropolitan West Asset Management, LLC;
                                           Scout Investments, Inc.
 Global Real Estate Securities Fund        Russell Investment Management Company
                                           Subadvisers: Cohen & Steers Capital
                                           Management, Inc.;
                                           INVESCO Advisers, Inc.;
                                           Morgan Stanley Investment Management
                                           Inc.;
                                           Morgan Stanley Investment Management
                                           Limited and Morgan Stanley Investment
                                           Management Company
 Multi-Style Equity Fund                   Russell Investment Management Company
                                           Subadvisers: Barrow, Hanley, Mewhinney &
                                           Strauss, LLC;
                                           Columbus Circle Investors;
                                           Jacobs Levy Equity Management, Inc.;
                                           Mar Vista Investment Partners, LLC;
                                           Suffolk Capital Management, LLC;
                                           Sustainable Growth Advisers, LP
 Non-U.S. Fund                             Russell Investment Management Company
                                           Subadvisers: Barrow, Hanley, Mewhinney &
                                           Strauss, LLC;
                                           MFS Institutional Advisors, Inc.;
                                           Pzena Investment Management, LLC;
                                           William Blair & Company, LLC

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT




If you purchased the FIRST COVA RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:



METROPOLITAN SERIES FUND -- CLASS A

     BlackRock Ultra-Short Term Bond Portfolio (formerly BlackRock Money Market
         Portfolio)



RUSSELL INVESTMENT FUNDS

     Aggressive Equity Fund

     Core Bond Fund

     Global Real Estate Securities Fund

     Multi-Style Equity Fund

     Non-U.S. Fund

--------------------------------------------------------------------------------

If you purchased the FIRST COVA CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

     Invesco V.I. International Growth Fund



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

     Templeton Foreign VIP Fund



MET INVESTORS SERIES TRUST -- CLASS A

     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Invesco Mid Cap Value Portfolio

     Met/Aberdeen Emerging Markets Equity Portfolio (formerly MFS(R) Emerging
         Markets Equity Portfolio)

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



METROPOLITAN SERIES FUND

     BlackRock Bond Income Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class A (formerly BlackRock
         Money Market Portfolio)

     Jennison Growth Portfolio -- Class A

     Met/Wellington Core Equity Opportunities Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Large Cap Growth Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A


PUTNAM VARIABLE TRUST -- CLASS IA

     Putnam VT Multi-Cap Growth Fund

--------------------------------------------------------------------------------

If you purchased the FIRST COVA VARIABLE ANNUITY, the following portfolios are available:



MET INVESTORS SERIES TRUST -- CLASS A

     Invesco Mid Cap Value Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



METROPOLITAN SERIES FUND

     BlackRock Ultra-Short Term Bond Portfolio -- Class A (formerly BlackRock
         Money Market Portfolio)

     Met/Wellington Core Equity Opportunities Portfolio -- Class A

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A



PUTNAM VARIABLE TRUST -- CLASS IB

     Putnam VT Equity Income Fund

                   FIRST METLIFE INVESTORS INSURANCE COMPANY

              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
                          PROSPECTUS DATED MAY 1, 2002
                                  (CLASS VA)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the First MetLife Investors Class VA Variable Annuity contract issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:


FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)


 Mortality and Expense Risk Premium........... 1.25%
 Administrative Expense Charge................  .15%
                                               ----

 TOTAL SEPARATE ACCOUNT ANNUAL EXPENSE........ 1.40%

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.27%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                       DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                          AND/OR                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                                          MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
---------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- ----------
MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation       0.06%         0.55%         --        0.42%       1.03%           --          1.03%
  Portfolio -- Class C

 American Funds(R) Growth Allocation        0.06%         0.55%        0.01%      0.43%       1.05%           --          1.05%
  Portfolio -- Class C

 American Funds(R) Growth                     --           0.55%       0.02%       0.35%       0.92%           --          0.92%
  Portfolio -- Class C


                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio -- Class C

 BlackRock High Yield                          0.60%         0.25%       0.07%
  Portfolio -- Class B

 Clarion Global Real Estate                   0.60%         0.25%        0.04%
  Portfolio -- Class B

 ClearBridge Aggressive Growth                 0.55%         0.25%       0.02%
  Portfolio -- Class B

 Harris Oakmark International                 0.77%         0.25%        0.06%
  Portfolio -- Class B

 Invesco Comstock Portfolio -- Class B         0.56%         0.25%       0.02%

 Invesco Mid Cap Value                        0.64%         0.25%        0.04%
  Portfolio -- Class B

 Invesco Small Cap Growth                      0.85%         0.25%       0.02%
  Portfolio -- Class B

 JPMorgan Core Bond Portfolio -- Class B      0.55%         0.25%        0.02%

 Loomis Sayles Global Markets                  0.70%         0.25%       0.08%
  Portfolio -- Class B

 Met/Aberdeen Emerging Markets Equity         0.88%         0.25%        0.14%
  Portfolio -- Class B

 Met/Franklin Low Duration Total Return        0.49%         0.25%       0.05%
  Portfolio -- Class B

 MetLife Asset Allocation 100                 0.07%         0.25%        0.01%
  Portfolio -- Class B

 MetLife Small Cap Value                       0.75%         0.25%       0.02%
  Portfolio -- Class B

 MFS(R) Research International                0.69%         0.25%        0.07%
  Portfolio -- Class B

 PIMCO Inflation Protected Bond                0.47%         0.25%       0.15%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class B      0.48%         0.25%        0.04%

 SSGA Growth and Income ETF                    0.31%         0.25%         --
  Portfolio -- Class B

 SSGA Growth ETF Portfolio -- Class B         0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value                 0.57%         0.25%       0.02%
  Portfolio -- Class B

 T. Rowe Price Mid Cap Growth                 0.75%         0.25%        0.03%
  Portfolio -- Class B

 METROPOLITAN SERIES FUND
 Baillie Gifford International Stock          0.79%         0.25%        0.07%
  Portfolio -- Class B

 Barclays Aggregate Bond Index                 0.25%         0.30%       0.03%
  Portfolio -- Class G

 BlackRock Ultra-Short Term Bond              0.34%         0.25%        0.03%
  Portfolio -- Class B

 Frontier Mid Cap Growth                       0.71%         0.25%       0.03%
  Portfolio -- Class B

 Jennison Growth Portfolio -- Class B         0.60%         0.25%        0.02%

 Met/Artisan Mid Cap Value                     0.81%         0.25%       0.03%
  Portfolio -- Class B

 Met/Dimensional International Small          0.81%         0.25%        0.14%
  Company Portfolio -- Class B




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR        ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------ ----------- ----------- --------------- -----------
 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio -- Class C

 BlackRock High Yield                         0.06%       0.98%           --          0.98%
  Portfolio -- Class B

 Clarion Global Real Estate                    --        0.89%           --          0.89%
  Portfolio -- Class B

 ClearBridge Aggressive Growth                  --        0.82%         0.00%         0.82%
  Portfolio -- Class B

 Harris Oakmark International                  --        1.08%         0.02%         1.06%
  Portfolio -- Class B

 Invesco Comstock Portfolio -- Class B          --        0.83%         0.02%         0.81%

 Invesco Mid Cap Value                       0.08%       1.01%         0.02%         0.99%
  Portfolio -- Class B

 Invesco Small Cap Growth                       --        1.12%         0.02%         1.10%
  Portfolio -- Class B

 JPMorgan Core Bond Portfolio -- Class B       --        0.82%         0.13%         0.69%

 Loomis Sayles Global Markets                   --        1.03%           --          1.03%
  Portfolio -- Class B

 Met/Aberdeen Emerging Markets Equity          --        1.27%         0.05%         1.22%
  Portfolio -- Class B

 Met/Franklin Low Duration Total Return         --        0.79%         0.02%         0.77%
  Portfolio -- Class B

 MetLife Asset Allocation 100                0.68%       1.01%           --          1.01%
  Portfolio -- Class B

 MetLife Small Cap Value                      0.07%       1.09%         0.00%         1.09%
  Portfolio -- Class B

 MFS(R) Research International                 --        1.01%         0.06%         0.95%
  Portfolio -- Class B

 PIMCO Inflation Protected Bond                 --        0.87%         0.01%         0.86%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class B       --        0.77%         0.04%         0.73%

 SSGA Growth and Income ETF                   0.22%       0.78%           --          0.78%
  Portfolio -- Class B

 SSGA Growth ETF Portfolio -- Class B        0.24%       0.83%           --          0.83%

 T. Rowe Price Large Cap Value                  --        0.84%           --          0.84%
  Portfolio -- Class B

 T. Rowe Price Mid Cap Growth                  --        1.03%           --          1.03%
  Portfolio -- Class B

 METROPOLITAN SERIES FUND
 Baillie Gifford International Stock           --        1.11%         0.12%         0.99%
  Portfolio -- Class B

 Barclays Aggregate Bond Index                  --        0.58%         0.01%         0.57%
  Portfolio -- Class G

 BlackRock Ultra-Short Term Bond               --        0.62%         0.02%         0.60%
  Portfolio -- Class B

 Frontier Mid Cap Growth                        --        0.99%         0.02%         0.97%
  Portfolio -- Class B

 Jennison Growth Portfolio -- Class B          --        0.87%         0.08%         0.79%

 Met/Artisan Mid Cap Value                      --        1.09%           --          1.09%
  Portfolio -- Class B

 Met/Dimensional International Small           --        1.20%         0.01%         1.19%
  Company Portfolio -- Class B


                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                                 FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
 Met/Wellington Core Equity                         0.70%         0.25%        0.02%
  Opportunities Portfolio -- Class B

 MetLife Asset Allocation 20                       0.09%         0.25%        0.02%
  Portfolio -- Class B

 MetLife Asset Allocation 40                        0.06%         0.25%          --
  Portfolio -- Class B

 MetLife Asset Allocation 60                       0.05%         0.25%         --
  Portfolio -- Class B

 MetLife Asset Allocation 80                        0.05%         0.25%          --
  Portfolio -- Class B

 MetLife Mid Cap Stock Index                       0.25%         0.30%        0.04%
  Portfolio -- Class G

 MetLife Stock Index Portfolio -- Class B           0.25%         0.25%        0.02%

 MFS(R) Value Portfolio -- Class B                 0.70%         0.25%        0.02%

 MSCI EAFE(R) Index Portfolio -- Class G            0.30%         0.30%        0.10%

 Neuberger Berman Genesis                          0.81%         0.25%        0.03%
  Portfolio -- Class B

 Russell 2000(R) Index Portfolio -- Class   G       0.25%         0.30%        0.06%

 T. Rowe Price Large Cap Growth                    0.60%         0.25%        0.02%
  Portfolio -- Class B

 Western Asset Management Strategic                 0.59%         0.25%        0.04%
  Bond Opportunities
  Portfolio -- Class B

 Western Asset Management                          0.47%         0.25%        0.02%
  U.S. Government Portfolio -- Class B




                                                  ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                    AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                              EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------------- ----------- ----------- --------------- -----------
 Met/Wellington Core Equity                          --        0.97%          0.12%        0.85%
  Opportunities Portfolio -- Class B

 MetLife Asset Allocation 20                      0.52%       0.88%         0.01%         0.87%
  Portfolio -- Class B

 MetLife Asset Allocation 40                       0.56%       0.87%            --         0.87%
  Portfolio -- Class B

 MetLife Asset Allocation 60                      0.60%       0.90%           --          0.90%
  Portfolio -- Class B

 MetLife Asset Allocation 80                       0.65%       0.95%            --         0.95%
  Portfolio -- Class B

 MetLife Mid Cap Stock Index                      0.01%       0.60%         0.00%         0.60%
  Portfolio -- Class G

 MetLife Stock Index Portfolio -- Class B            --        0.52%          0.01%        0.51%

 MFS(R) Value Portfolio -- Class B                  --        0.97%         0.14%         0.83%

 MSCI EAFE(R) Index Portfolio -- Class G           0.01%       0.71%          0.00%        0.71%

 Neuberger Berman Genesis                           --        1.09%         0.01%         1.08%
  Portfolio -- Class B

 Russell 2000(R) Index Portfolio -- Class   G      0.01%       0.62%          0.00%        0.62%

 T. Rowe Price Large Cap Growth                     --        0.87%         0.02%         0.85%
  Portfolio -- Class B

 Western Asset Management Strategic                  --        0.88%          0.04%        0.84%
  Bond Opportunities
  Portfolio -- Class B

 Western Asset Management                           --        0.74%         0.01%         0.73%

  U.S. Government Portfolio -- Class B


The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



INVESTMENT OPTIONS


The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INSURANCE COMPANY USA, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP:// WWW.SEC.GOV/.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING

FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     BlackRock High Yield Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)

     Met/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly MFS(R)
         Emerging Markets Equity Portfolio)

     Met/Franklin Low Duration Total Return Portfolio (Class B)

     MetLife Asset Allocation 100 Portfolio (Class B)

     MetLife Small Cap Value Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers. The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)


     Barclays Aggregate Bond Index Portfolio (Class G)

     BlackRock Ultra-Short Term Bond Portfolio (Class B) (formerly BlackRock
         Money Market Portfolio)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     Met/Artisan Mid Cap Value Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     Met/Wellington Core Equity Opportunities Portfolio (Class B) (formerly WMC
         Core Equity Opportunities Portfolio)

     MetLife Asset Allocation 20 Portfolio (Class B)

     MetLife Asset Allocation 40 Portfolio (Class B)

     MetLife Asset Allocation 60 Portfolio (Class B)

     MetLife Asset Allocation 80 Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     MSCI EAFE(R) Index Portfolio (Class G)

     Neuberger Berman Genesis Portfolio (Class B)

     Russell 2000(R) Index Portfolio (Class G)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)



DOLLAR COST AVERAGING PROGRAMS


In this section of the prospectus, all references to "money market investment portfolio" and "Money Market Portfolio" are replaced with "BlackRock Ultra-Short Term Bond Portfolio."


SUMMARY


DEATH BENEFIT


If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit (see the "Death Benefit" section of the prospectus for more information). Once you begin receiving annuity payments, your contract switches to the income phase. There is no death benefit during the income phase, however, depending on the annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary(ies) (see the "Annuity Payments (The Income Phase)" section of the prospectus for more information).

OTHER INFORMATION


FIRST METLIFE INVESTORS


On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and First MetLife Investors Insurance Company will remain fully responsible for its respective contractual obligations to variable contract owners.


DISTRIBUTOR


The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


FINANCIAL STATEMENTS


The financial statements of the Separate Account are attached. Upon request, the financial statements of First MetLife Investors Insurance Company will be sent to you without charge.

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 MET INVESTORS SERIES TRUST

 American Funds(R) Balanced Allocation       Seeks a balance between a high level of
 Portfolio -- Class C                        current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 American Funds(R) Growth Allocation         Seeks growth of capital.
 Portfolio -- Class C
 American Funds(R) Growth                    Seeks to achieve growth of capital.
 Portfolio -- Class C
 American Funds(R) Moderate Allocation       Seeks a high total return in the form of
 Portfolio -- Class C                        income and growth of capital, with a greater
                                             emphasis on income.
 BlackRock High Yield Portfolio -- Class B   Seeks to maximize total return, consistent
                                             with income generation and prudent
                                             investment management.
 Clarion Global Real Estate                  Seeks total return through investment in real
 Portfolio -- Class B                        estate securities, emphasizing both capital
                                             appreciation and current income.
 ClearBridge Aggressive Growth               Seeks capital appreciation.
 Portfolio -- Class B
 Harris Oakmark International                Seeks long-term capital appreciation.
 Portfolio -- Class B
 Invesco Comstock Portfolio -- Class B       Seeks capital growth and income.
 Invesco Mid Cap Value                       Seeks high total return by investing in equity
 Portfolio -- Class B                        securities of mid-sized companies.
 Invesco Small Cap Growth                    Seeks long-term growth of capital.
 Portfolio -- Class B
 JPMorgan Core Bond Portfolio -- Class B     Seeks to maximize total return.
 Loomis Sayles Global Markets                Seeks high total investment return through a
 Portfolio -- Class B                        combination of capital appreciation and
                                             income.
 Met/Aberdeen Emerging Markets Equity        Seeks capital appreciation.
 Portfolio -- Class B
 Met/Franklin Low Duration Total Return      Seeks a high level of current income, while
 Portfolio -- Class B                        seeking preservation of shareholders' capital.
 MetLife Asset Allocation 100                Seeks growth of capital.
 Portfolio -- Class B
 MetLife Small Cap Value                     Seeks long-term capital appreciation.
 Portfolio -- Class B
 MFS(R) Research International               Seeks capital appreciation.
 Portfolio -- Class B
 PIMCO Inflation Protected Bond              Seeks maximum real return, consistent with
 Portfolio -- Class B                        preservation of capital and prudent
                                             investment management.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 MET INVESTORS SERIES TRUST

 American Funds(R) Balanced Allocation       MetLife Advisers, LLC
 Portfolio -- Class C
 American Funds(R) Growth Allocation         MetLife Advisers, LLC
 Portfolio -- Class C
 American Funds(R) Growth                    MetLife Advisers, LLC; Capital Research
 Portfolio -- Class C                        and Management Company
 American Funds(R) Moderate Allocation       MetLife Advisers, LLC
 Portfolio -- Class C
 BlackRock High Yield Portfolio -- Class B   MetLife Advisers, LLC
                                             Subadviser: BlackRock Financial
                                             Management, Inc.
 Clarion Global Real Estate                  MetLife Advisers, LLC
 Portfolio -- Class B                        Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth               MetLife Advisers, LLC
 Portfolio -- Class B                        Subadviser: ClearBridge Investments, LLC
 Harris Oakmark International                MetLife Advisers, LLC
 Portfolio -- Class B                        Subadviser: Harris Associates L.P.
 Invesco Comstock Portfolio -- Class B       MetLife Advisers, LLC
                                             Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value                       MetLife Advisers, LLC
 Portfolio -- Class B                        Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth                    MetLife Advisers, LLC
 Portfolio -- Class B                        Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio -- Class B     MetLife Advisers, LLC
                                             Subadviser: J.P. Morgan Investment
                                             Management Inc.
 Loomis Sayles Global Markets                MetLife Advisers, LLC
 Portfolio -- Class B                        Subadviser: Loomis, Sayles & Company, L.P.
 Met/Aberdeen Emerging Markets Equity        MetLife Advisers, LLC
 Portfolio -- Class B                        Subadviser: Aberdeen Asset Managers
                                             Limited
 Met/Franklin Low Duration Total Return      MetLife Advisers, LLC
 Portfolio -- Class B                        Subadviser: Franklin Advisers, Inc.
 MetLife Asset Allocation 100                MetLife Advisers, LLC
 Portfolio -- Class B
 MetLife Small Cap Value                     MetLife Advisers, LLC
 Portfolio -- Class B                        Subadvisers: Delaware Investments Fund
                                             Advisers; Wells Capital Management
                                             Incorporated
 MFS(R) Research International               MetLife Advisers, LLC
 Portfolio -- Class B                        Subadviser: Massachusetts Financial Services
                                             Company
 PIMCO Inflation Protected Bond              MetLife Advisers, LLC
 Portfolio -- Class B                        Subadviser: Pacific Investment Management
                                             Company LLC

             INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
--------------------------------------------- -------------------------------------------------
 PIMCO Total Return Portfolio -- Class B      Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 SSGA Growth and Income ETF                   Seeks growth of capital and income.
 Portfolio -- Class B
 SSGA Growth ETF Portfolio -- Class B         Seeks growth of capital.
 T. Rowe Price Large Cap Value                Seeks long-term capital appreciation by
 Portfolio -- Class B                         investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.
 T. Rowe Price Mid Cap Growth                 Seeks long-term growth of capital.
 Portfolio -- Class B
 METROPOLITAN SERIES FUND

 Baillie Gifford International Stock          Seeks long-term growth of capital.
 Portfolio -- Class B
 Barclays Aggregate Bond Index                Seeks to track the performance of the
 Portfolio -- Class G                         Barclays U.S. Aggregate Bond Index.
 BlackRock Ultra-Short Term Bond              Seeks a high level of current income
 Portfolio -- Class B                         consistent with preservation of capital.
 Frontier Mid Cap Growth                      Seeks maximum capital appreciation.
 Portfolio -- Class B
 Jennison Growth Portfolio -- Class B         Seeks long-term growth of capital.
 Met/Artisan Mid Cap Value                    Seeks long-term capital growth.
 Portfolio -- Class B
 Met/Dimensional International Small          Seeks long-term capital appreciation.
 Company Portfolio -- Class B
 Met/Wellington Core Equity                   Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class B           over time and, secondarily, long-term capital
                                              appreciation and current income.
 MetLife Asset Allocation 20                  Seeks a high level of current income, with
 Portfolio -- Class B                         growth of capital as a secondary objective.
 MetLife Asset Allocation 40                  Seeks high total return in the form of income
 Portfolio -- Class B                         and growth of capital, with a greater
                                              emphasis on income.
 MetLife Asset Allocation 60                  Seeks a balance between a high level of
 Portfolio -- Class B                         current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 MetLife Asset Allocation 80                  Seeks growth of capital.
 Portfolio -- Class B
 MetLife Mid Cap Stock Index                  Seeks to track the performance of the
 Portfolio -- Class G                         Standard & Poor's MidCap 400(R) Composite
                                              Stock Price Index.
 MetLife Stock Index Portfolio -- Class B     Seeks to track the performance of the
                                              Standard & Poor's 500(R) Composite Stock
                                              Price Index.
 MFS(R) Value Portfolio -- Class B            Seeks capital appreciation.
 MSCI EAFE(R) Index Portfolio -- Class G      Seeks to track the performance of the MSCI
                                              EAFE(R) Index.
 Neuberger Berman Genesis                     Seeks high total return, consisting principally
 Portfolio -- Class B                         of capital appreciation.
 Russell 2000(R) Index Portfolio -- Class G   Seeks to track the performance of the Russell
                                              2000(R) Index.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 PIMCO Total Return Portfolio -- Class B      MetLife Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 SSGA Growth and Income ETF                   MetLife Advisers, LLC
 Portfolio -- Class B                         Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio -- Class B         MetLife Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value                MetLife Advisers, LLC
 Portfolio -- Class B                         Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth                 MetLife Advisers, LLC
 Portfolio -- Class B                         Subadviser: T. Rowe Price Associates, Inc.
 METROPOLITAN SERIES FUND

 Baillie Gifford International Stock          MetLife Advisers, LLC
 Portfolio -- Class B                         Subadviser: Baillie Gifford Overseas Limited
 Barclays Aggregate Bond Index                MetLife Advisers, LLC
 Portfolio -- Class G                         Subadviser: MetLife Investment Advisors,
                                              LLC
 BlackRock Ultra-Short Term Bond              MetLife Advisers, LLC
 Portfolio -- Class B                         Subadviser: BlackRock Advisors, LLC
 Frontier Mid Cap Growth                      MetLife Advisers, LLC
 Portfolio -- Class B                         Subadviser: Frontier Capital Management
                                              Company, LLC
 Jennison Growth Portfolio -- Class B         MetLife Advisers, LLC
                                              Subadviser: Jennison Associates LLC
 Met/Artisan Mid Cap Value                    MetLife Advisers, LLC
 Portfolio -- Class B                         Subadviser: Artisan Partners Limited
                                              Partnership
 Met/Dimensional International Small          MetLife Advisers, LLC
 Company Portfolio -- Class B                 Subadviser: Dimensional Fund Advisors LP
 Met/Wellington Core Equity                   MetLife Advisers, LLC
 Opportunities Portfolio -- Class B           Subadviser: Wellington Management
                                              Company LLP
 MetLife Asset Allocation 20                  MetLife Advisers, LLC
 Portfolio -- Class B
 MetLife Asset Allocation 40                  MetLife Advisers, LLC
 Portfolio -- Class B
 MetLife Asset Allocation 60                  MetLife Advisers, LLC
 Portfolio -- Class B
 MetLife Asset Allocation 80                  MetLife Advisers, LLC
 Portfolio -- Class B
 MetLife Mid Cap Stock Index                  MetLife Advisers, LLC
 Portfolio -- Class G                         Subadviser: MetLife Investment Advisors,
                                              LLC
 MetLife Stock Index Portfolio -- Class B     MetLife Advisers, LLC
                                              Subadviser: MetLife Investment Advisors,
                                              LLC
 MFS(R) Value Portfolio -- Class B            MetLife Advisers, LLC
                                              Subadviser: Massachusetts Financial Services
                                              Company
 MSCI EAFE(R) Index Portfolio -- Class G      MetLife Advisers, LLC
                                              Subadviser: MetLife Investment Advisors,
                                              LLC
 Neuberger Berman Genesis                     MetLife Advisers, LLC
 Portfolio -- Class B                         Subadviser: Neuberger Berman Investment
                                              Advisers LLC
 Russell 2000(R) Index Portfolio -- Class G   MetLife Advisers, LLC
                                              Subadviser: MetLife Investment Advisors,
                                              LLC

           INVESTMENT PORTFOLIO                         INVESTMENT OBJECTIVE
------------------------------------------ ----------------------------------------------
 T. Rowe Price Large Cap Growth            Seeks long-term growth of capital.
 Portfolio -- Class B
 Western Asset Management Strategic Bond   Seeks to maximize total return consistent
 Opportunities Portfolio -- Class B        with preservation of capital.
 Western Asset Management                  Seeks to maximize total return consistent
 U.S. Government Portfolio -- Class B      with preservation of capital and maintenance
                                           of liquidity.



           INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
------------------------------------------ -------------------------------------------
 T. Rowe Price Large Cap Growth            MetLife Advisers, LLC
 Portfolio -- Class B                      Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond   MetLife Advisers, LLC
 Opportunities Portfolio -- Class B        Subadviser: Western Asset Management
                                           Company
 Western Asset Management                  MetLife Advisers, LLC
 U.S. Government Portfolio -- Class B      Subadviser: Western Asset Management
                                           Company

                   FIRST METLIFE INVESTORS INSURANCE COMPANY

              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
                          PROSPECTUS DATED MAY 1, 2002
                                   (CLASS AA)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the Class AA Variable Annuity contract issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:


FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)


 Mortality and Expense Risk Premium*........... 1.25%
 Administration Expense Charge.................  .15%
                                                ----

 Total Separate Account Annual Expenses........ 1.40%

 * We are waiving an amount of the Mortality and Expense Risk Premium equal to the investment portfolio expenses that are in excess of 0.92% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class B), in excess of 0.91% for account value allocated to the BlackRock Capital Appreciation Portfolio (Class A), and in excess of 0.83% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class B).



THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.27%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                        DISTRIBUTION
                                                           AND/OR
                                           MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                           FEE      (12B-1) FEES   EXPENSES
----------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES II
 Invesco V.I. International Growth Fund       0.71%         0.25%       0.30%




                                            ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                           FUND FEES     ANNUAL        AND/OR       ANNUAL
                                              AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                        EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------- ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES II
 Invesco V.I. International Growth Fund      0.01%       1.27%         0.01%         1.26%


                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
 Equity-Income Portfolio                       0.45%         0.25%       0.09%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund                    0.75%         0.25%       0.03%

MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation         0.06%         0.55%         --
  Portfolio -- Class C

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio -- Class C

 American Funds(R) Moderate Allocation         0.06%         0.55%       0.01%
  Portfolio -- Class C

 Clarion Global Real Estate                   0.60%         0.25%        0.04%
  Portfolio -- Class B

 ClearBridge Aggressive Growth                 0.55%         0.25%       0.02%
  Portfolio -- Class B

 Invesco Comstock Portfolio -- Class B        0.56%         0.25%        0.02%

 Invesco Mid Cap Value                         0.64%         0.25%       0.04%
  Portfolio -- Class B

 Invesco Small Cap Growth                     0.85%         0.25%        0.02%
  Portfolio -- Class B

 Met/Aberdeen Emerging Markets Equity          0.88%         0.25%       0.14%
  Portfolio -- Class B

 Met/Franklin Low Duration Total Return       0.49%         0.25%        0.05%
  Portfolio -- Class B

 MetLife Asset Allocation 100                  0.07%         0.25%       0.01%
  Portfolio -- Class B

 MetLife Small Cap Value                      0.75%         0.25%        0.02%
  Portfolio -- Class B

 MFS(R) Research International                 0.69%         0.25%       0.07%
  Portfolio -- Class B

 Morgan Stanley Mid Cap Growth                0.65%         0.25%        0.03%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class B       0.48%         0.25%       0.04%

 SSGA Growth and Income ETF                   0.31%         0.25%         --
  Portfolio -- Class B

 SSGA Growth ETF Portfolio -- Class B          0.32%         0.25%       0.02%

 T. Rowe Price Large Cap Value                0.57%         0.25%        0.02%
  Portfolio -- Class B

 T. Rowe Price Mid Cap Growth                  0.75%         0.25%       0.03%
  Portfolio -- Class B

METROPOLITAN SERIES FUND
 Baillie Gifford International Stock           0.79%         0.25%       0.07%
  Portfolio -- Class B

 BlackRock Bond Income                        0.32%         0.25%        0.04%
  Portfolio -- Class B

 BlackRock Capital Appreciation                0.69%          --         0.02%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond              0.34%         0.25%        0.03%
  Portfolio -- Class B

 Jennison Growth Portfolio -- Class B          0.60%         0.25%       0.02%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR        ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------ ----------- ----------- --------------- -----------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
 Equity-Income Portfolio                      0.08%       0.87%           --          0.87%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund                     --        1.03%           --          1.03%

MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation        0.42%       1.03%           --          1.03%
  Portfolio -- Class C

 American Funds(R) Growth Allocation         0.43%       1.05%           --          1.05%
  Portfolio -- Class C

 American Funds(R) Moderate Allocation        0.40%       1.02%           --          1.02%
  Portfolio -- Class C

 Clarion Global Real Estate                    --        0.89%           --          0.89%
  Portfolio -- Class B

 ClearBridge Aggressive Growth                  --        0.82%         0.00%         0.82%
  Portfolio -- Class B

 Invesco Comstock Portfolio -- Class B         --        0.83%         0.02%         0.81%

 Invesco Mid Cap Value                        0.08%       1.01%         0.02%         0.99%
  Portfolio -- Class B

 Invesco Small Cap Growth                      --        1.12%         0.02%         1.10%
  Portfolio -- Class B

 Met/Aberdeen Emerging Markets Equity           --        1.27%         0.05%         1.22%
  Portfolio -- Class B

 Met/Franklin Low Duration Total Return        --        0.79%         0.02%         0.77%
  Portfolio -- Class B

 MetLife Asset Allocation 100                 0.68%       1.01%           --          1.01%
  Portfolio -- Class B

 MetLife Small Cap Value                     0.07%       1.09%         0.00%         1.09%
  Portfolio -- Class B

 MFS(R) Research International                  --        1.01%         0.06%         0.95%
  Portfolio -- Class B

 Morgan Stanley Mid Cap Growth                 --        0.93%         0.01%         0.92%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class B        --        0.77%         0.04%         0.73%

 SSGA Growth and Income ETF                  0.22%       0.78%           --          0.78%
  Portfolio -- Class B

 SSGA Growth ETF Portfolio -- Class B         0.24%       0.83%           --          0.83%

 T. Rowe Price Large Cap Value                 --        0.84%           --          0.84%
  Portfolio -- Class B

 T. Rowe Price Mid Cap Growth                   --        1.03%           --          1.03%
  Portfolio -- Class B

METROPOLITAN SERIES FUND
 Baillie Gifford International Stock            --        1.11%         0.12%         0.99%
  Portfolio -- Class B

 BlackRock Bond Income                         --        0.61%         0.00%         0.61%
  Portfolio -- Class B

 BlackRock Capital Appreciation                 --        0.71%         0.05%         0.66%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond               --        0.62%         0.02%         0.60%
  Portfolio -- Class B

 Jennison Growth Portfolio -- Class B           --        0.87%         0.08%         0.79%


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 Loomis Sayles Small Cap Growth                0.90%         0.25%        0.05%
  Portfolio -- Class B

 Met/Wellington Core Equity                     0.70%         0.25%        0.02%
  Opportunities Portfolio -- Class B

 MetLife Asset Allocation 20                   0.09%         0.25%        0.02%
  Portfolio -- Class B

 MetLife Asset Allocation 40                    0.06%         0.25%          --
  Portfolio -- Class B

 MetLife Asset Allocation 60                   0.05%         0.25%         --
  Portfolio -- Class B

 MetLife Asset Allocation 80                    0.05%         0.25%          --
  Portfolio -- Class B

 MetLife Stock Index Portfolio -- Class B      0.25%         0.25%        0.02%

 Neuberger Berman Genesis                       0.81%         0.25%        0.03%
  Portfolio -- Class B

 T. Rowe Price Large Cap Growth                0.60%         0.25%        0.02%
  Portfolio -- Class B

 T. Rowe Price Small Cap Growth                 0.47%         0.25%        0.03%
  Portfolio -- Class B

 Western Asset Management Strategic            0.59%         0.25%        0.04%
  Bond Opportunities
  Portfolio -- Class B

 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS
 PIMCO High Yield Portfolio                    0.60%         0.15%        0.01%

 PIMCO Low Duration Portfolio                   0.50%         0.15%        0.01%

PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT Multi-Cap Growth Fund                0.55%         0.25%        0.11%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 Loomis Sayles Small Cap Growth                 --        1.20%         0.09%         1.11%
  Portfolio -- Class B

 Met/Wellington Core Equity                      --        0.97%          0.12%        0.85%
  Opportunities Portfolio -- Class B

 MetLife Asset Allocation 20                  0.52%       0.88%         0.01%         0.87%
  Portfolio -- Class B

 MetLife Asset Allocation 40                   0.56%       0.87%            --         0.87%
  Portfolio -- Class B

 MetLife Asset Allocation 60                  0.60%       0.90%           --          0.90%
  Portfolio -- Class B

 MetLife Asset Allocation 80                   0.65%       0.95%            --         0.95%
  Portfolio -- Class B

 MetLife Stock Index Portfolio -- Class B       --        0.52%         0.01%         0.51%

 Neuberger Berman Genesis                        --        1.09%          0.01%        1.08%
  Portfolio -- Class B

 T. Rowe Price Large Cap Growth                 --        0.87%         0.02%         0.85%
  Portfolio -- Class B

 T. Rowe Price Small Cap Growth                  --        0.75%            --         0.75%
  Portfolio -- Class B

 Western Asset Management Strategic             --        0.88%         0.04%         0.84%
  Bond Opportunities
  Portfolio -- Class B

 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS
 PIMCO High Yield Portfolio                     --        0.76%           --          0.76%

 PIMCO Low Duration Portfolio                    --        0.66%            --         0.66%

PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT Multi-Cap Growth Fund                 --        0.91%            --         0.91%


The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



INVESTMENT OPTIONS


The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INSURANCE COMPANY USA, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP:// WWW.SEC.GOV/.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Invesco V.I. International Growth Fund



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:


     Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Templeton Foreign VIP Fund



MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     American Funds(R) Balanced Allocation Portfolio -- Class C

     American Funds(R) Growth Allocation Portfolio -- Class C

     American Funds(R) Moderate Allocation Portfolio -- Class C

     Clarion Global Real Estate Portfolio -- Class B

     ClearBridge Aggressive Growth Portfolio -- Class B

     Invesco Comstock Portfolio -- Class B


     Invesco Mid Cap Value Portfolio -- Class B

     Invesco Small Cap Growth Portfolio -- Class B

     Met/Aberdeen Emerging Markets Equity Portfolio -- Class B (formerly MFS(R)
         Emerging Markets Equity Portfolio)

     Met/Franklin Low Duration Total Return Portfolio -- Class B

     MetLife Asset Allocation 100 Portfolio -- Class B

     MetLife Small Cap Value Portfolio -- Class B

     MFS(R) Research International Portfolio -- Class B

     Morgan Stanley Mid Cap Growth Portfolio -- Class B

     PIMCO Total Return Portfolio -- Class B

     SSGA Growth and Income ETF Portfolio -- Class B

     SSGA Growth ETF Portfolio -- Class B

     T. Rowe Price Large Cap Value Portfolio -- Class B

     T. Rowe Price Mid Cap Growth Portfolio -- Class B



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio -- Class B

     BlackRock Bond Income Portfolio -- Class B

     BlackRock Capital Appreciation Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class B (formerly BlackRock
         Money Market Portfolio)

     Jennison Growth Portfolio -- Class B

     Loomis Sayles Small Cap Growth Portfolio -- Class B

     Met/Wellington Core Equity Opportunities Portfolio -- Class B

     MetLife Asset Allocation 20 Portfolio -- Class B

     MetLife Asset Allocation 40 Portfolio -- Class B

     MetLife Asset Allocation 60 Portfolio -- Class B

     MetLife Asset Allocation 80 Portfolio -- Class B

     MetLife Stock Index Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class B

     T. Rowe Price Large Cap Growth Portfolio -- Class B

     T. Rowe Price Small Cap Growth Portfolio -- Class B

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class B



PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:

     PIMCO High Yield Portfolio

     PIMCO Low Duration Portfolio



PUTNAM VARIABLE TRUST -- CLASS IB

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Putnam VT Multi-Cap Growth Fund



DOLLAR COST AVERAGING PROGRAMS


In this section of the prospectus, all references to "money market investment portfolio" and "Money Market Portfolio" are replaced with "BlackRock Ultra-Short Term Bond Portfolio."


SUMMARY


DEATH BENEFIT


If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit (see the "Death Benefit" section of the prospectus for more information). Once you begin receiving annuity payments, your contract switches to the income phase. There is no death benefit during the income phase, however, depending on the annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary(ies) (see the "Annuity Payments (The Income Phase)" section of the prospectus for more information).


OTHER INFORMATION


FIRST METLIFE INVESTORS


On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and First MetLife Investors Insurance Company will remain fully responsible for its respective contractual obligations to variable contract owners.


DISTRIBUTOR


The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


FINANCIAL STATEMENTS


The financial statements of the Separate Account are attached. Upon request, the financial statements of First MetLife Investors Insurance Company will be sent to you without charge.


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI"): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002); (b) Met Investors Series Trust (Class A): T. Rowe Price Large Cap Value Portfolio and for contracts issued prior to May 1, 2002, Lord Abbett Bond Debenture Portfolio (closed effective May 1, 2004) and for contracts issued prior to May 1, 2003, Invesco Mid Cap Value Portfolio, MFS(R) Research International Portfolio (Class A) and T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1, 2004); MetLife Small Cap Value Portfolio (formerly Third Avenue Small Cap Value Portfolio) (Class A) (closed effective May 1, 2005); and (c) Metropolitan Series Fund: T. Rowe Price Small Cap Growth Portfolio (Class A) (added and closed effective April 30,
2007); Met/Wellington Core Equity Opportunities Portfolio (formerly WMC Core Equity Opportunities Portfolio) (Class E) (closed effective May 1, 2016); Western Asset Management Strategic Bond

Opportunities Portfolio (Class A) (added and closed effective May 1, 2016).


Effective as of May 1, 2002, the following investment portfolios of the Goldman Sachs Variable Insurance Trust were liquidated: the Goldman Sachs Global Income Fund and Goldman Sachs Internet Tollkeeper Fund.


Effective as of April 28, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): for contracts issued on or after May 1, 2002, the Invesco V.I. Premier Equity Fund (Series II) was replaced with the Lord Abbett Growth and Income Fund (Class B);
(b) AllianceBernstein Variable Products Series Fund, Inc. (Class B): the AllianceBernstein Premier Growth Portfolio was replaced with the Janus Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust; the AllianceBernstein Value Portfolio (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust; (c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Service Shares):
The Dreyfus VIF - Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF - Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 2); the Franklin Small Cap Fund (closed effective May 1,
2004) was replaced with the T. Rowe Price Small Cap Growth Fund (Class B) of the Metropolitan Series Fund, Inc.; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; (f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS(R) Variable Insurance Trust (Service Class): MFS(R) Research Series (closed effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.; and the MFS(R) Strategic Income Series (closed effective May 1, 2004) was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class B), formerly Salomon Brothers Strategic Bond Opportunities Portfolio (Class B) of the Metropolitan Series Fund, Inc; (j) Putnam Variable Trust (Class IB): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class B) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1,
2003) was replaced with the MFS(R) Research International Portfolio (Class B) of the Met Investors Series Trust; (k) DWS Variable Series I (formerly Scudder Variable Series I) (Class B): the DWS International Portfolio (formerly Scudder International Portfolio) (closed effective

May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class B) of the Met Investors Series Trust.


Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class B) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class B) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class B) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Money Market Portfolio (Class B) of the Met Investors Series Trust merged into the BlackRock Money Market Portfolio (Class B) of the Metropolitan Series Fund, Inc.


Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class B) was replaced with the Neuberger Berman Real Estate Portfolio (Class B) of the Met Investors Series Trust; (b) Dreyfus Variable Investment Fund: the Dreyfus Stock Index Fund (Service Shares) (closed effective May 1, 2003) was replaced with the MetLife Stock Index Portfolio (Class B) of the Metropolitan Series Fund, Inc.;
(c) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Service Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust and the MFS(R) New Discovery Series (Service Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class B) of the Met Investors Series Trust; (d) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IB) was replaced with the MFS Research International Portfolio (Class B) of the Met Investors Series Trust; (e) DWS Variable Series II (formerly Scudder Variable Series II): the DWS Dreman Small Cap Value Portfolio (Class A) (formerly SVS Dreman Small Cap Value Portfolio) (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (e) Fidelity Variable Insurance Products: the High Income Portfolio (Service Class
2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust; (f) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI"): Invesco V.I. Premier Equity Fund (Series I) (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.


Effective as of May 1, 2006, the following investment portfolio was replaced
(a) Fidelity Variable Insurance Products: the Growth Portfolio (Service Class
2) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.


Effective as of April 30, 2007, the Met/Putnam Capital Opportunities Portfolio (Class B) of the Met Investors Series Trust was merged into the Lazard Mid Cap Portfolio (Class B) of the Met Investors Series Trust.


Effective as of April 30, 2007, the following investment portfolios were replaced: the Invesco V.I. Capital Appreciation Fund (Series I) was replaced with the Met/
AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; the Invesco V.I. Capital Appreciation Fund (Series II) (closed effective May 1,
2006) was replaced with the Met/AIM Capital Appreciation Portfolio (Class E) of the Met Investors Series Trust; and the DWS Small Cap Growth VIP (Class A) (closed effective May 1, 2002) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.


Effective April 28, 2008, the MFS Emerging Markets Equity Portfolio (Class B) of the Met Investors Series Trust replaced the Templeton Developing Markets Securities Fund (Class 2) of the Franklin Templeton Variable Insurance Products Trust.


Effective as of November 10, 2008, the Strategic Growth and Income Portfolio, the Strategic Conservative Growth Portfolio and the Strategic Growth Portfolio of the Met Investors Series Trust merged into the MetLife Balanced Strategy Portfolio, the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio, respectively.


Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class
B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class B) of the Met Investors Series Trust; and the Met/AIM Capital Appreciation Portfolio (Class A and Class E) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective on or about July 17, 2009, the StocksPLUS(R) Growth and Income Portfolio of the PIMCO Variable Insurance Trust was liquidated.


Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IB) of the Putnam Variable Trust was replaced by the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.


Effective as of September 27, 2010, the Putnam VT Vista Fund (Class IB) of the Putnam Variable Trust merged into the Putnam VT Multi-Cap Growth Fund (Class
IB) of the Putnam Variable Trust.


Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust was merged into the Legg Mason ClearBridge Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust.


Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.


Effective as of April 29, 2013, the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust merged into the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund.


Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio and the MetLife Moderate Strategy Portfolio of the Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of the Metropolitan Series Fund.


Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio and the MetLife Growth Strategy Portfolio of the Met Investors Series Trust merged, respectively, into the MetLife Asset Allocation 60 Portfolio and the MetLife Asset Allocation 80 Portfolio of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Pioneer Fund Portfolio of the Met Investors Series Trust merged into the Met/
Wellington Core Equity Opportunities Portfolio of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Lord Abbett Bond Debenture Portfolio of the Met Investors Series Trust merged into the Western Asset Management Strategic Bond Opportunities Portfolio of the Metropolitan Series Fund.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


           INVESTMENT PORTFOLIO                         INVESTMENT OBJECTIVE
----------------------------------------- ------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES II

 Invesco V.I. International Growth Fund   Seeks long-term growth of capital.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2

 Equity-Income Portfolio                  Seeks reasonable income. The fund will also
                                          consider the potential for capital
                                          appreciation. The fund's goal is to achieve a
                                          yield which exceeds the composite yield on
                                          the securities comprising the S&P 500(R)
                                          Index.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2

 Templeton Foreign VIP Fund               Seeks long-term capital growth.
 MET INVESTORS SERIES TRUST

 American Funds(R) Balanced Allocation    Seeks a balance between a high level of
 Portfolio -- Class C                     current income and growth of capital, with a
                                          greater emphasis on growth of capital.
 American Funds(R) Growth Allocation      Seeks growth of capital.
 Portfolio -- Class C
 American Funds(R) Moderate Allocation    Seeks a high total return in the form of
 Portfolio -- Class C                     income and growth of capital, with a greater
                                          emphasis on income.
 Clarion Global Real Estate               Seeks total return through investment in real
 Portfolio -- Class B                     estate securities, emphasizing both capital
                                          appreciation and current income.
 ClearBridge Aggressive Growth            Seeks capital appreciation.
 Portfolio -- Class B
 Invesco Comstock Portfolio -- Class B    Seeks capital growth and income.
 Invesco Mid Cap Value                    Seeks high total return by investing in equity
 Portfolio -- Class B                     securities of mid-sized companies.
 Invesco Small Cap Growth                 Seeks long-term growth of capital.
 Portfolio -- Class B
 Met/Aberdeen Emerging Markets Equity     Seeks capital appreciation.
 Portfolio -- Class B (formerly MFS(R)
 Emerging Markets Equity Portfolio)
 Met/Franklin Low Duration Total Return   Seeks a high level of current income, while
 Portfolio -- Class B                     seeking preservation of shareholders' capital.
 MetLife Asset Allocation 100             Seeks growth of capital.
 Portfolio -- Class B
 MetLife Small Cap Value                  Seeks long-term capital appreciation.
 Portfolio -- Class B
 MFS(R) Research International            Seeks capital appreciation.
 Portfolio -- Class B



           INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
----------------------------------------- ---------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES II

 Invesco V.I. International Growth Fund   Invesco Advisers, Inc.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2

 Equity-Income Portfolio                  Fidelity Management & Research Company
                                          Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2

 Templeton Foreign VIP Fund               Templeton Investment Counsel, LLC
 MET INVESTORS SERIES TRUST

 American Funds(R) Balanced Allocation    MetLife Advisers, LLC
 Portfolio -- Class C
 American Funds(R) Growth Allocation      MetLife Advisers, LLC
 Portfolio -- Class C
 American Funds(R) Moderate Allocation    MetLife Advisers, LLC
 Portfolio -- Class C
 Clarion Global Real Estate               MetLife Advisers, LLC
 Portfolio -- Class B                     Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth            MetLife Advisers, LLC
 Portfolio -- Class B                     Subadviser: ClearBridge Investments, LLC
 Invesco Comstock Portfolio -- Class B    MetLife Advisers, LLC
                                          Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value                    MetLife Advisers, LLC
 Portfolio -- Class B                     Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth                 MetLife Advisers, LLC
 Portfolio -- Class B                     Subadviser: Invesco Advisers, Inc.
 Met/Aberdeen Emerging Markets Equity     MetLife Advisers, LLC
 Portfolio -- Class B (formerly MFS(R)    Subadviser: Aberdeen Asset Managers
 Emerging Markets Equity Portfolio)       Limited
 Met/Franklin Low Duration Total Return   MetLife Advisers, LLC
 Portfolio -- Class B                     Subadviser: Franklin Advisers, Inc.
 MetLife Asset Allocation 100             MetLife Advisers, LLC
 Portfolio -- Class B
 MetLife Small Cap Value                  MetLife Advisers, LLC
 Portfolio -- Class B                     Subadvisers: Delaware Investments Fund
                                          Advisers; Wells Capital Management
                                          Incorporated
 MFS(R) Research International            MetLife Advisers, LLC
 Portfolio -- Class B                     Subadviser: Massachusetts Financial Services
                                          Company

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 Morgan Stanley Mid Cap Growth              Seeks capital appreciation.
 Portfolio -- Class B
 PIMCO Total Return Portfolio -- Class B    Seeks maximum total return, consistent with
                                            the preservation of capital and prudent
                                            investment management.
 SSGA Growth and Income ETF                 Seeks growth of capital and income.
 Portfolio -- Class B
 SSGA Growth ETF Portfolio -- Class B       Seeks growth of capital.
 T. Rowe Price Large Cap Value              Seeks long-term capital appreciation by
 Portfolio -- Class B                       investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 T. Rowe Price Mid Cap Growth               Seeks long-term growth of capital.
 Portfolio -- Class B
 METROPOLITAN SERIES FUND

 Baillie Gifford International Stock        Seeks long-term growth of capital.
 Portfolio -- Class B
 BlackRock Bond Income                      Seeks a competitive total return primarily
 Portfolio -- Class B                       from investing in fixed-income securities.
 BlackRock Capital Appreciation             Seeks long-term growth of capital.
 Portfolio -- Class A
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio -- Class B (formerly BlackRock   consistent with preservation of capital.
 Money Market Portfolio)
 Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth             Seeks long-term capital growth.
 Portfolio -- Class B
 Met/Wellington Core Equity                 Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class B         over time and, secondarily, long-term capital
                                            appreciation and current income.
 MetLife Asset Allocation 20                Seeks a high level of current income, with
 Portfolio -- Class B                       growth of capital as a secondary objective.
 MetLife Asset Allocation 40                Seeks high total return in the form of income
 Portfolio -- Class B                       and growth of capital, with a greater
                                            emphasis on income.
 MetLife Asset Allocation 60                Seeks a balance between a high level of
 Portfolio -- Class B                       current income and growth of capital, with a
                                            greater emphasis on growth of capital.
 MetLife Asset Allocation 80                Seeks growth of capital.
 Portfolio -- Class B
 MetLife Stock Index Portfolio -- Class B   Seeks to track the performance of the
                                            Standard & Poor's 500(R) Composite Stock
                                            Price Index.
 Neuberger Berman Genesis                   Seeks high total return, consisting principally
 Portfolio -- Class B                       of capital appreciation.
 T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.
 Portfolio -- Class B
 T. Rowe Price Small Cap Growth             Seeks long-term capital growth.
 Portfolio -- Class B
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio -- Class B         with preservation of capital.
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS

 PIMCO High Yield Portfolio                 Seeks maximum total return, consistent with
                                            preservation of capital and prudent
                                            investment management.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 Morgan Stanley Mid Cap Growth              MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: Morgan Stanley Investment
                                            Management Inc.
 PIMCO Total Return Portfolio -- Class B    MetLife Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 SSGA Growth and Income ETF                 MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio -- Class B       MetLife Advisers, LLC
                                            Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value              MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth               MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: T. Rowe Price Associates, Inc.
 METROPOLITAN SERIES FUND

 Baillie Gifford International Stock        MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income                      MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation             MetLife Advisers, LLC
 Portfolio -- Class A                       Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            MetLife Advisers, LLC
 Portfolio -- Class B (formerly BlackRock   Subadviser: BlackRock Advisors, LLC
 Money Market Portfolio)
 Jennison Growth Portfolio -- Class B       MetLife Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth             MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: Loomis, Sayles & Company, L.P.
 Met/Wellington Core Equity                 MetLife Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Wellington Management
                                            Company LLP
 MetLife Asset Allocation 20                MetLife Advisers, LLC
 Portfolio -- Class B
 MetLife Asset Allocation 40                MetLife Advisers, LLC
 Portfolio -- Class B
 MetLife Asset Allocation 60                MetLife Advisers, LLC
 Portfolio -- Class B
 MetLife Asset Allocation 80                MetLife Advisers, LLC
 Portfolio -- Class B
 MetLife Stock Index Portfolio -- Class B   MetLife Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 Neuberger Berman Genesis                   MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 T. Rowe Price Large Cap Growth             MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth             MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    MetLife Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Western Asset Management
                                            Company
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS

 PIMCO High Yield Portfolio                 Pacific Investment Management Company
                                            LLC

        INVESTMENT PORTFOLIO                      INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
------------------------------------ --------------------------------------------- --------------------------------------
 PIMCO Low Duration Portfolio        Seeks maximum total return, consistent with   Pacific Investment Management Company
                                     preservation of capital and prudent           LLC
                                     investment management.
 PUTNAM VARIABLE TRUST -- CLASS IB

 Putnam VT Multi-Cap Growth Fund     Seeks long-term capital appreciation.         Putnam Investment Management, LLC

                   FIRST METLIFE INVESTORS INSURANCE COMPANY

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
                          PROSPECTUS DATED MAY 1, 2002
                                   (CLASS B)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the Class B Variable Annuity contract issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:


FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)


 Mortality and Expense Risk Premium*........... 1.25%
 Administrative Expense Charge.................  .15%
                                                ----

 TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES........ 1.40%

 * We are waiving an amount of the Mortality and Expense Risk Premium equal to the investment portfolio expenses that are in excess of 0.91% for account value allocated to the BlackRock Capital Appreciation Portfolio (Class A), in excess of 0.83% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class B), and in excess of 0.87% for account value allocated to the Oppenheimer Global Equity Portfolio (Class B).



THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including   0.60%     1.27%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                   DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                      AND/OR                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                                      MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                      FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------ ------------ -------------- ---------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2
 American Funds Global Growth Fund       0.52%         0.25%       0.03%         --        0.80%           --          0.80%

 American Funds Global Small            0.69%         0.25%        0.04%        --        0.98%           --          0.98%
  Capitalization Fund


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 American Funds Growth Fund                     0.33%         0.25%       0.02%

MET INVESTORS SERIES TRUST -- CLASS B
 BlackRock High Yield Portfolio                 0.60%         0.25%       0.07%

 Clarion Global Real Estate Portfolio          0.60%         0.25%        0.04%

 ClearBridge Aggressive Growth Portfolio        0.55%         0.25%       0.02%

 Invesco Comstock Portfolio                    0.56%         0.25%        0.02%

 Invesco Mid Cap Value Portfolio                0.64%         0.25%       0.04%

 JPMorgan Small Cap Value Portfolio            0.77%         0.25%        0.05%

 Met/Aberdeen Emerging Markets Equity           0.88%         0.25%       0.14%
  Portfolio

 Met/Franklin Low Duration Total Return        0.49%         0.25%        0.05%
  Portfolio

 Met/Wellington Large Cap Research              0.56%         0.25%       0.03%
  Portfolio

 MetLife Asset Allocation 100 Portfolio        0.07%         0.25%        0.01%

 MFS(R) Research International Portfolio        0.69%         0.25%       0.07%

 Morgan Stanley Mid Cap Growth                 0.65%         0.25%        0.03%
  Portfolio

 Oppenheimer Global Equity Portfolio            0.66%         0.25%       0.05%

 PIMCO Inflation Protected Bond                0.47%         0.25%        0.15%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%       0.04%

 SSGA Growth and Income ETF Portfolio          0.31%         0.25%         --

 SSGA Growth ETF Portfolio                      0.32%         0.25%       0.02%

 T. Rowe Price Large Cap Value Portfolio       0.57%         0.25%        0.02%

 METROPOLITAN SERIES FUND
 BlackRock Bond Income                         0.32%         0.25%        0.04%
  Portfolio -- Class B

 BlackRock Capital Appreciation                 0.69%          --         0.02%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond               0.34%         0.25%        0.03%
  Portfolio -- Class B

 Jennison Growth Portfolio -- Class B           0.60%         0.25%       0.02%

 Loomis Sayles Small Cap Growth                0.90%         0.25%        0.05%
  Portfolio -- Class B

 Met/Dimensional International Small            0.81%         0.25%       0.14%
  Company Portfolio -- Class B

 Met/Wellington Core Equity                    0.70%         0.15%        0.02%
  Opportunities Portfolio -- Class E

 MetLife Asset Allocation 20                    0.09%         0.25%       0.02%
  Portfolio -- Class B

 MetLife Asset Allocation 40                   0.06%         0.25%         --
  Portfolio -- Class B

 MetLife Asset Allocation 60                    0.05%         0.25%         --
  Portfolio -- Class B

 MetLife Asset Allocation 80                   0.05%         0.25%         --
  Portfolio -- Class B

 MFS(R) Total Return Portfolio -- Class B       0.55%         0.25%       0.05%

 MFS(R) Value Portfolio -- Class B             0.70%         0.25%        0.02%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 American Funds Growth Fund                      --        0.60%           --          0.60%

MET INVESTORS SERIES TRUST -- CLASS B
 BlackRock High Yield Portfolio                0.06%       0.98%           --          0.98%

 Clarion Global Real Estate Portfolio           --        0.89%           --          0.89%

 ClearBridge Aggressive Growth Portfolio         --        0.82%         0.00%         0.82%

 Invesco Comstock Portfolio                     --        0.83%         0.02%         0.81%

 Invesco Mid Cap Value Portfolio               0.08%       1.01%         0.02%         0.99%

 JPMorgan Small Cap Value Portfolio             --        1.07%         0.09%         0.98%

 Met/Aberdeen Emerging Markets Equity            --        1.27%         0.05%         1.22%
  Portfolio

 Met/Franklin Low Duration Total Return         --        0.79%         0.02%         0.77%
  Portfolio

 Met/Wellington Large Cap Research               --        0.84%         0.04%         0.80%
  Portfolio

 MetLife Asset Allocation 100 Portfolio       0.68%       1.01%           --          1.01%

 MFS(R) Research International Portfolio         --        1.01%         0.06%         0.95%

 Morgan Stanley Mid Cap Growth                  --        0.93%         0.01%         0.92%
  Portfolio

 Oppenheimer Global Equity Portfolio             --        0.96%         0.08%         0.88%

 PIMCO Inflation Protected Bond                 --        0.87%         0.01%         0.86%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.77%         0.04%         0.73%

 SSGA Growth and Income ETF Portfolio         0.22%       0.78%           --          0.78%

 SSGA Growth ETF Portfolio                     0.24%       0.83%           --          0.83%

 T. Rowe Price Large Cap Value Portfolio        --        0.84%           --          0.84%

 METROPOLITAN SERIES FUND
 BlackRock Bond Income                          --        0.61%         0.00%         0.61%
  Portfolio -- Class B

 BlackRock Capital Appreciation                  --        0.71%         0.05%         0.66%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond                --        0.62%         0.02%         0.60%
  Portfolio -- Class B

 Jennison Growth Portfolio -- Class B            --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                 --        1.20%         0.09%         1.11%
  Portfolio -- Class B

 Met/Dimensional International Small             --        1.20%         0.01%         1.19%
  Company Portfolio -- Class B

 Met/Wellington Core Equity                     --        0.87%         0.12%         0.75%
  Opportunities Portfolio -- Class E

 MetLife Asset Allocation 20                   0.52%       0.88%         0.01%         0.87%
  Portfolio -- Class B

 MetLife Asset Allocation 40                  0.56%       0.87%           --          0.87%
  Portfolio -- Class B

 MetLife Asset Allocation 60                   0.60%       0.90%           --          0.90%
  Portfolio -- Class B

 MetLife Asset Allocation 80                  0.65%       0.95%           --          0.95%
  Portfolio -- Class B

 MFS(R) Total Return Portfolio -- Class B        --        0.85%           --          0.85%

 MFS(R) Value Portfolio -- Class B              --        0.97%         0.14%         0.83%


                                                    DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                       AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                       MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                       FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 Neuberger Berman Genesis                 0.81%         0.25%        0.03%        --        1.09%          0.01%        1.08%
  Portfolio -- Class B

 Western Asset Management Strategic      0.59%         0.25%        0.04%        --        0.88%         0.04%         0.84%

  Bond Opportunities
  Portfolio -- Class B


The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



INVESTMENT OPTIONS


The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INSURANCE COMPANY USA, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP:// WWW.SEC.GOV/.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund



MET INVESTORS SERIES TRUST -- CLASS B

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     JPMorgan Small Cap Value Portfolio

     Met/Aberdeen Emerging Markets Equity Portfolio (formerly MFS(R) Emerging
         Markets Equity Portfolio)

     Met/Franklin Low Duration Total Return Portfolio

     Met/Wellington Large Cap Research Portfolio (formerly WMC Large Cap
         Research Portfolio)

     MetLife Asset Allocation 100 Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio -- Class B

     BlackRock Capital Appreciation Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class B (formerly BlackRock
         Money Market Portfolio)

     Jennison Growth Portfolio -- Class B

     Loomis Sayles Small Cap Growth Portfolio -- Class B

     Met/Dimensional International Small Company Portfolio -- Class B

     Met/Wellington Core Equity Opportunities Portfolio -- Class E

     MetLife Asset Allocation 20 Portfolio -- Class B

     MetLife Asset Allocation 40 Portfolio -- Class B

     MetLife Asset Allocation 60 Portfolio -- Class B

     MetLife Asset Allocation 80 Portfolio -- Class B

     MFS(R) Total Return Portfolio -- Class B

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class B

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class B



DOLLAR COST AVERAGING PROGRAMS


In this section of the prospectus, all references to "money market investment portfolio" and "Money Market Portfolio" are replaced with "BlackRock Ultra-Short Term Bond Portfolio."


SUMMARY


DEATH BENEFIT


If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit (see the "Death Benefit" section of the prospectus for more information). Once you begin receiving annuity payments, your contract switches to the income phase. There is no death benefit during the income phase, however, depending on the annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary(ies) (see the "Annuity Payments (The Income Phase)" section of the prospectus for more information).


OTHER INFORMATION


FIRST METLIFE INVESTORS


On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and First MetLife Investors Insurance Company will remain fully responsible for its respective contractual obligations to variable contract owners.


DISTRIBUTOR


The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


FINANCIAL STATEMENTS


The financial statements of the Separate Account are attached. Upon request, the financial statements of First MetLife Investors Insurance Company will be sent to you without charge.


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI"):
Invesco V.I. International Growth Fund (Series I) (closed effective May 1,
2002); (b) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (Class B) (closed effective as of May 1, 2003); and for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004); (c) Franklin Templeton Variable Insurance Products
Trust: Templeton Foreign VIP Fund (Class 2) (closed effective May 1, 2003); (d) Metropolitan Series Fund (Class B): Baillie Gifford International Stock Portfolio (Class B), (closed effective December 19, 2003); T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004); (e) Putnam Variable Trust: Putnam VT Equity Income Fund (Class IB) (closed effective April 28, 2008) and (f) Met/
Wellington Core Equity Opportunities Portfolio (Class A) (closed effective May 1, 2016) and Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (added and closed effective May 1, 2016).


Effective as of April 28, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (Class 2) (closed effective May 1, 2002) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.; Templeton Global Income Securities Fund (Class B) (closed effective May 1, 2002) was replaced with the PIMCO Total Return Portfolio (Class B) of Met Investors Series Trust; Franklin Large Cap Growth Securities Fund (Class 2) (closed effective May 1, 2003) was replaced with T. Rowe Price Large Cap Portfolio (Class B) of the Metropolitan Series Fund, Inc.; and Mutual Shares Securities Fund (Class 2) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of Met Investors Series Trust; and (b) AIM Variable Insurance Funds: for contracts issued prior to May 1, 2002, AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) and for contracts issued on or after May 1, 2002, AIM V.I. Premier Equity Fund (Series
II) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.


Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class B) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class B) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class B) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Money Market Portfolio (Class B) of the Met Investors Series Trust merged into the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.


Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. (closed effective May 1, 2003) was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.


Effective as of April 30, 2007, the AIM V.I. Capital Appreciation Fund (Series
I) (closed effective May 1, 2002) was replaced with the Met/ AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust. Effective as of April 30, 2007, the following portfolios of the Met Investors Series Trust were merged: the Met/
Putnam Capital Opportunities Portfolio (Class A) merged into the Lazard Mid Cap Portfolio (Class A); and the Lord Abbett America's Value Portfolio (Class B) merged into the Lord Abbett Bond Debenture Portfolio (Class B) (approximately 35%) and the Lord Abbett Mid-Cap Value Portfolio (Class B) (approximately 65%).


Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class
B) of the Metropolitan Series Fund, Inc. (closed effective April 28, 2008) merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust; and the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust (closed effective

April 30, 2007) merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.


Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IB) (closed effective May 1, 2006) of the Putnam Variable Trust was replaced by the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.


Effective as of May 2, 2011, the Templeton Growth Securities Fund (Class 2) of the Franklin Templeton Variable Insurance Products Trust was replaced with the Met/Templeton Growth Portfolio (Class B) of the Met Investors Series Trust.


Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio of the Met Investors Series Trust was merged into the Legg Mason ClearBridge Aggressive Growth Portfolio of the Met Investors Series Trust.


Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.


Effective as of April 29, 2013, the Met/Franklin Mutual Shares Portfolio and the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust merged, respectively, into the MFS Value Portfolio and the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund. Also effective April 29, 2013, the Met/Franklin Templeton Founding Strategy Portfolio of the Met Investors Series Trust merged into the MetLife Growth Strategy Portfolio of the Met Investors Series Trust.


Effective as of April 29, 2013, the Oppenheimer Global Equity Portfolio of the Metropolitan Series Fund merged into the Oppenheimer Global Equity Portfolio (formerly Met/Templeton Growth Portfolio) of the Met Investors Series Trust.


Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio and the MetLife Moderate Strategy Portfolio of the Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of the Metropolitan Series Fund.

Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio and the MetLife Growth Strategy Portfolio of the Met Investors Series Trust merged, respectively, into the MetLife Asset Allocation 60 Portfolio and the MetLife Asset Allocation 80 Portfolio of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Pioneer Fund Portfolio of the Met Investors Series Trust merged into the Met/
Wellington Core Equity Opportunities Portfolio (closed effective May 1, 2016) of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Lord Abbett Bond Debenture Portfolio of the Met Investors Series Trust merged into the Western Asset Management Strategic Bond Opportunities Portfolio of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Pioneer Strategic Income Portfolio of the Met Investors Series Trust merged into the Western Asset Management Strategic Bond Opportunities Portfolio of the Metropolitan Series Fund.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- ------------------------------------------------
 AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2

 American Funds Global Growth Fund          Seeks long-term growth of capital.
 American Funds Global Small Capital-       Seeks long-term growth of capital.
 ization Fund
 American Funds Growth Fund                 Seeks growth of capital.
 MET INVESTORS SERIES
 TRUST -- CLASS B

 BlackRock High Yield Portfolio             Seeks to maximize total return, consistent
                                            with income generation and prudent
                                            investment management.
 Clarion Global Real Estate Portfolio       Seeks total return through investment in real
                                            estate securities, emphasizing both capital
                                            appreciation and current income.
 ClearBridge Aggressive Growth Portfolio    Seeks capital appreciation.
 Invesco Comstock Portfolio                 Seeks capital growth and income.
 Invesco Mid Cap Value Portfolio            Seeks high total return by investing in equity
                                            securities of mid-sized companies.
 JPMorgan Small Cap Value Portfolio         Seeks long-term capital growth.
 Met/Aberdeen Emerging Markets Equity       Seeks capital appreciation.
 Portfolio (formerly MFS(R) Emerging
 Markets Equity Portfolio)
 Met/Franklin Low Duration Total Return     Seeks a high level of current income, while
 Portfolio                                  seeking preservation of shareholders' capital.
 Met/Wellington Large Cap Research          Seeks long-term capital appreciation.
 Portfolio (formerly WMC Large Cap
 Research Portfolio)
 MetLife Asset Allocation 100 Portfolio     Seeks growth of capital.
 MFS(R) Research International Portfolio    Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth              Seeks capital appreciation.
 Portfolio
 Oppenheimer Global Equity Portfolio        Seeks capital appreciation.
 PIMCO Inflation Protected Bond Portfolio   Seeks maximum real return, consistent with
                                            preservation of capital and prudent
                                            investment management.
 PIMCO Total Return Portfolio               Seeks maximum total return, consistent with
                                            the preservation of capital and prudent
                                            investment management.
 SSGA Growth and Income ETF Portfolio       Seeks growth of capital and income.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2

 American Funds Global Growth Fund          Capital Research and Management
                                            Company
 American Funds Global Small Capital-       Capital Research and Management
 ization Fund                               Company
 American Funds Growth Fund                 Capital Research and Management
                                            Company
 MET INVESTORS SERIES
 TRUST -- CLASS B

 BlackRock High Yield Portfolio             MetLife Advisers, LLC
                                            Subadviser: BlackRock Financial
                                            Management, Inc.
 Clarion Global Real Estate Portfolio       MetLife Advisers, LLC
                                            Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio    MetLife Advisers, LLC
                                            Subadviser: ClearBridge Investments, LLC
 Invesco Comstock Portfolio                 MetLife Advisers, LLC
                                            Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio            MetLife Advisers, LLC
                                            Subadviser: Invesco Advisers, Inc.
 JPMorgan Small Cap Value Portfolio         MetLife Advisers, LLC
                                            Subadviser: J.P. Morgan Investment
                                            Management Inc.
 Met/Aberdeen Emerging Markets Equity       MetLife Advisers, LLC
 Portfolio (formerly MFS(R) Emerging        Subadviser: Aberdeen Asset Managers
 Markets Equity Portfolio)                  Limited
 Met/Franklin Low Duration Total Return     MetLife Advisers, LLC
 Portfolio                                  Subadviser: Franklin Advisers, Inc.
 Met/Wellington Large Cap Research          MetLife Advisers, LLC
 Portfolio (formerly WMC Large Cap          Subadviser: Wellington Management
 Research Portfolio)                        Company LLP
 MetLife Asset Allocation 100 Portfolio     MetLife Advisers, LLC
 MFS(R) Research International Portfolio    MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Morgan Stanley Mid Cap Growth              MetLife Advisers, LLC
 Portfolio                                  Subadviser: Morgan Stanley Investment
                                            Management Inc.
 Oppenheimer Global Equity Portfolio        MetLife Advisers, LLC
                                            Subadviser: OppenheimerFunds, Inc.
 PIMCO Inflation Protected Bond Portfolio   MetLife Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 PIMCO Total Return Portfolio               MetLife Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 SSGA Growth and Income ETF Portfolio       MetLife Advisers, LLC
                                            Subadviser: SSGA Funds Management, Inc.

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 SSGA Growth ETF Portfolio                  Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio    Seeks long-term capital appreciation by
                                            investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 METROPOLITAN SERIES FUND

 BlackRock Bond Income                      Seeks a competitive total return primarily
 Portfolio -- Class B                       from investing in fixed-income securities.
 BlackRock Capital Appreciation             Seeks long-term growth of capital.
 Portfolio -- Class A
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio -- Class B (formerly BlackRock   consistent with preservation of capital.
 Money Market Portfolio)
 Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth             Seeks long-term capital growth.
 Portfolio -- Class B
 Met/Dimensional International Small        Seeks long-term capital appreciation.
 Company Portfolio -- Class B
 Met/Wellington Core Equity                 Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class E         over time and, secondarily, long-term capital
                                            appreciation and current income.
 MetLife Asset Allocation 20                Seeks a high level of current income, with
 Portfolio -- Class B                       growth of capital as a secondary objective.
 MetLife Asset Allocation 40                Seeks high total return in the form of income
 Portfolio -- Class B                       and growth of capital, with a greater
                                            emphasis on income.
 MetLife Asset Allocation 60                Seeks a balance between a high level of
 Portfolio -- Class B                       current income and growth of capital, with a
                                            greater emphasis on growth of capital.
 MetLife Asset Allocation 80                Seeks growth of capital.
 Portfolio -- Class B
 MFS(R) Total Return Portfolio -- Class B   Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio -- Class B          Seeks capital appreciation.
 Neuberger Berman Genesis                   Seeks high total return, consisting principally
 Portfolio -- Class B                       of capital appreciation.
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio -- Class B         with preservation of capital.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 SSGA Growth ETF Portfolio                  MetLife Advisers, LLC
                                            Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio    MetLife Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 METROPOLITAN SERIES FUND

 BlackRock Bond Income                      MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation             MetLife Advisers, LLC
 Portfolio -- Class A                       Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            MetLife Advisers, LLC
 Portfolio -- Class B (formerly BlackRock   Subadviser: BlackRock Advisors, LLC
 Money Market Portfolio)
 Jennison Growth Portfolio -- Class B       MetLife Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth             MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: Loomis, Sayles & Company, L.P.
 Met/Dimensional International Small        MetLife Advisers, LLC
 Company Portfolio -- Class B               Subadviser: Dimensional Fund Advisors LP
 Met/Wellington Core Equity                 MetLife Advisers, LLC
 Opportunities Portfolio -- Class E         Subadviser: Wellington Management
                                            Company LLP
 MetLife Asset Allocation 20                MetLife Advisers, LLC
 Portfolio -- Class B
 MetLife Asset Allocation 40                MetLife Advisers, LLC
 Portfolio -- Class B
 MetLife Asset Allocation 60                MetLife Advisers, LLC
 Portfolio -- Class B
 MetLife Asset Allocation 80                MetLife Advisers, LLC
 Portfolio -- Class B
 MFS(R) Total Return Portfolio -- Class B   MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio -- Class B          MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Neuberger Berman Genesis                   MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 Western Asset Management Strategic Bond    MetLife Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Western Asset Management
                                            Company